UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2017 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 2.5%
Canadian Imperial Bank of Commerce	3,192	$311
Canadian Pacific Railway Ltd.	14,900	2,723

		3,034

China — 2.2%
Baidu Inc. ADR[1]	11,300	2,646

France — 2.1%
Schneider Electric SE1	29,581	2,515

Germany — 0.9%
Linde AG [1]	4,697	1,097

Hong Kong — 3.6%
China Merchants Port Holdings Co. Ltd.	318,182	833
China Mobile Ltd.	335,000	3,398
Sinopharm Group Co. Ltd., Class H	13,200	57

		4,288

Italy — 1.4%
UniCredit SpA[1]	88,761	1,659

Japan — 9.6%
East Japan Railway Co.	31,600	3,084
Hitachi Ltd.	160,000	1,247
Japan Airlines Co. Ltd.	42,000	1,643
KDDI Corp.	110,900	2,760
Takeda Pharmaceutical Co. Ltd.	49,400	2,806

		11,540

Netherlands — 1.9%
Akzo Nobel NV	26,386	2,312

South Korea — 4.3%
Samsung Electronics Co. Ltd.	1,034	2,456
SK Telecom Co. Ltd.	10,701	2,669

		5,125

Spain — 1.2%
Merlin Properties Socimi S.A.[2]	111,349	1,510

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — 6.4%
ABB Ltd.	91,294	$2,447
Novartis AG	32,329	2,734
Roche Holding AG	10,049	2,542

		7,723

United Kingdom — 19.3%
AstraZeneca PLC	42,771	2,957
Aviva PLC	261,813	1,790
Barclays PLC	1,432,703	3,929
British American Tobacco PLC	54,251	3,676
GlaxoSmithKline PLC	151,813	2,711
Lloyds Banking Group PLC	972,276	893
Prudential PLC	49,746	1,280
Royal Dutch Shell PLC, Class B	81,423	2,758
Travis Perkins PLC	72,790	1,540
Vodafone Group PLC	559,500	1,775

		23,309

United States — 38.7%
Advance Auto Parts Inc.	24,963	2,488
Arch Coal Inc.	10,500	978
Bank of America Corp.	68,900	2,034
Citigroup Inc.	54,600	4,063
CSRA Inc.	78,700	2,355
Eli Lilly & Co.	35,726	3,017
FirstEnergy Corp.	27,500	842
Flowserve Corp.	66,420	2,798
Halliburton Co.	72,575	3,547
Microsoft Corp.	44,383	3,797
Oracle Corp.	61,402	2,903
PDC Energy Inc.[1]	55,254	2,848
QUALCOMM Inc.	37,400	2,394
Sabre Corp.	127,500	2,614
Signet Jewelers Ltd.	35,062	1,983
SM Energy Co.	100,325	2,215
UnitedHealth Group Inc.	10,418	2,297
VeriFone Systems Inc.[1]	101,300	1,794
Viacom Inc., Class B	54,100	1,667

		46,634

Total Common Stock
(Cost $101,756) — 94.1%		113,392

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

PREFERRED STOCK
Germany — 4.7%
Volkswagen AG	28,308	$5,654

Total Preferred Stock
(Cost $4,519) — 4.7%		5,654

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.190%**	1,100,848	1,101

Total Short-Term Investment
(Cost $1,101) — 0.9%		1,101

Total Investments — 99.7%
(Cost $107,376)		120,147

Other Assets in Excess of Liabilities — 0.3%		335

Net Assets — 100.0%		$120,482

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2017.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$3,034	$—	$—	$3,034
China	2,646	—	—	2,646
France	2,515	—	—	2,515
Germany	1,097	—	—	1,097
Hong Kong	4,288	—	—	4,288
Italy	1,659	—	—	1,659
Japan	11,540	—	—	11,540
Netherlands	2,312	—	—	2,312
South Korea	2,669	2,456	—	5,125
Spain	1,510	—	—	1,510
Switzerland	7,723	—	—	7,723
United Kingdom	23,309	—	—	23,309
United States	46,634	—	—	46,634

Total Common Stock	110,936	2,456	—	113,392

Preferred Stock
Germany	5,654	—	—	5,654

Short-Term Investment	1,101	—	—	1,101

Total Investments in Securities	$117,691	$2,456	$—	$120,147

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2017, there were no transfers from Level 2 to Level 1 investments in securities since the prior fiscal year end. At December 31, 2017, securities with a value of $2,456, which represented 2.0% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At December 31, 2017, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2000

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2018